Intangible Assets and Related Accumulated Amortization (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Intangible Assets [Line Items]
Gross carrying value, finite-lived	¥ 489,121		¥ 504,890
Accumulated amortization	(379,844)		(388,918)
Accumulated impairment	(99,225)		(103,397)
Net carrying value, finite-lived	10,052	$ 1,577	12,575
Online game licenses
Intangible Assets [Line Items]
Gross carrying value, finite-lived	174,252		179,843
Accumulated amortization	(128,035)		(122,515)
Accumulated impairment	(45,331)		(54,238)
Net carrying value, finite-lived	886	139	3,090
Technology
Intangible Assets [Line Items]
Gross carrying value, finite-lived	131,664		139,367
Accumulated amortization	(106,928)		(118,478)
Accumulated impairment	(17,631)		(12,069)
Net carrying value, finite-lived	7,105	1,115	8,820
Platform
Intangible Assets [Line Items]
Gross carrying value, finite-lived	70,142		71,783
Accumulated amortization	(38,582)		(39,485)
Accumulated impairment	(31,560)		(32,298)
Net carrying value, finite-lived			0
Customer relationship
Intangible Assets [Line Items]
Gross carrying value, finite-lived	45,665		46,570
Accumulated amortization	(43,076)		(43,920)
Accumulated impairment	(2,589)		(2,650)
User base
Intangible Assets [Line Items]
Gross carrying value, finite-lived	43,954		45,321
Accumulated amortization	(43,954)		(45,321)
Trademarks
Intangible Assets [Line Items]
Gross carrying value, finite-lived	16,974		15,820
Accumulated amortization	(13,437)		(13,674)
Accumulated impairment	(2,114)		(2,142)
Net carrying value, finite-lived	1,423	223	4
Domain names
Intangible Assets [Line Items]
Gross carrying value, finite-lived	4,860		4,576
Accumulated amortization	(4,222)		(3,915)
Net carrying value, finite-lived	638	$ 100	661
Noncompete Agreements
Intangible Assets [Line Items]
Gross carrying value, finite-lived	1,610		1,610
Accumulated amortization	¥ (1,610)		¥ (1,610)